Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary of Changes in Gross Carrying Amount and ECL Allowances (Detail) - Commercial [member] - ARS ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	$ 339,228,709	$ 522,950,004
Gross carrying amount, ending balance	438,779,000	339,228,709
Expected credit loss allowance, beginning balance	6,364,743	23,024,553
Expected credit loss allowance, ending balance	23,797,037	6,364,743
Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	671,010,842	345,567,422
Expected credit loss allowance	20,540,392	4,269,411
Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(179,743,309)	(273,402,689)
Expected credit loss allowance	(2,812,951)	(11,261,086)
Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	45,580,621	15,162,575
Expected credit loss allowance	10,402,212	(1,324,915)
Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(647,847)
Expected credit loss allowance	(482,865)
Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(436,650,016)	(271,048,603)
Expected credit loss allowance	(10,214,494)	(8,343,220)
Impairments Stage 1 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	326,942,915	489,589,175
Gross carrying amount, ending balance	406,896,843	326,942,915
Expected credit loss allowance, beginning balance	2,935,963	4,039,465
Expected credit loss allowance, ending balance	4,657,832	2,935,963
Impairments Stage 1 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	649,772,639	342,707,676
Expected credit loss allowance	6,805,503	3,350,170
Impairments Stage 1 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(176,933,446)	(259,247,462)
Expected credit loss allowance	(1,403,611)	(1,856,376)
Impairments Stage 1 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	28,015,918	11,783,851
Expected credit loss allowance	12,242	(216,466)
Impairments Stage 1 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		77,630
Expected credit loss allowance		48,467
Impairments Stage 1 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(466,878)
Expected credit loss allowance		(353,824)
Impairments Stage 1 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(420,901,183)	(257,501,077)
Expected credit loss allowance	(3,692,265)	(2,075,473)
Impairments Stage 2 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	8,003,761	28,728,902
Gross carrying amount, ending balance	24,817,284	8,003,761
Expected credit loss allowance, beginning balance	1,034,229	15,234,993
Expected credit loss allowance, ending balance	13,584,512	1,034,229
Impairments Stage 2 [member] | Assets originated or purchased [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	21,238,203	2,859,746
Expected credit loss allowance	13,734,889	919,241
Impairments Stage 2 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(10,856,932)
Expected credit loss allowance		(6,696,177)
Impairments Stage 2 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	6,597,883	1,501,434
Expected credit loss allowance	2,519,984	(1,606,792)
Impairments Stage 2 [member] | Transfers to Stage one [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(77,630)
Expected credit loss allowance		(48,467)
Impairments Stage 2 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		(4,989,188)
Expected credit loss allowance		(3,315,561)
Impairments Stage 2 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(11,022,563)	(9,162,571)
Expected credit loss allowance	(3,704,590)	(3,453,008)
Impairments Stage 3 [member]
Disclosure of internal credit grades [line items]
Gross carrying amount, beginning balance	4,282,033	4,631,927
Gross carrying amount, ending balance	7,064,873	4,282,033
Expected credit loss allowance, beginning balance	2,394,551	3,750,095
Expected credit loss allowance, ending balance	5,554,693	2,394,551
Impairments Stage 3 [member] | Assets derecognized or repaid [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(2,809,863)	(3,298,295)
Expected credit loss allowance	(1,409,340)	(2,708,533)
Impairments Stage 3 [member] | Variations [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	10,966,820	1,877,290
Expected credit loss allowance	7,869,986	498,343
Impairments Stage 3 [member] | Transfers to stage three [member]
Disclosure of internal credit grades [line items]
Gross carrying amount		5,456,066
Expected credit loss allowance		3,669,385
Impairments Stage 3 [member] | Amount Written Off [Member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(647,847)
Expected credit loss allowance	(482,865)
Impairments Stage 3 [member] | Monetary effects [member]
Disclosure of internal credit grades [line items]
Gross carrying amount	(4,726,270)	(4,384,955)
Expected credit loss allowance	$ (2,817,639)	$ (2,814,739)